Railway for transportation of products between the site Coya Sur and the Port of Tocopilla	12 Months Ended
Dec. 31, 2017
Disclosure of products and services [abstract]
Disclosure of products and services [text block]
Note 31
Railway for transportation of products between the site Coya Sur and the Port of Tocopilla

As a result of the rain storms that affected the Tocopilla Zone at the beginning of August 2015, SQM S.A. confirmed damages to several sections of the railway between the Coya Sur and Tocopilla sites. As of that date, the Company has used trucks to replace rail transportation. SQM has carried out several internal and external studies with the purpose of determining what would be necessary to repair the damage to the railway.

These reports revealed that repairing the damage would entail high long-term costs, and it is therefore not convenient to repair the railway in the short- to medium-term. This decision does not affect the production process or imply additional employee reductions.

Consequently, SQM has adjusted the value of the assets associated with the railway (fixed equipment, facilities and rolling stock), which has translated into a charge of approximately US$
32
million, which is reflected in the line other expenses by function in the consolidated statement of income for the period. This amount represents around
0.7
% of SQM’s total assets reported at the end of September 2016.